SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

	Years Ended December 31,
	2017	2016	2015
Income and mining taxes paid, net of refunds	$214	$85	$77
Interest paid, net of amounts capitalized	$239	$276	$306